Other non-financial liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Jan. 01, 2017
Other Non-Financial Liabilities [Line Items]
Compensation-related liabilities	$ 7,278		$ 7,873
of which: accrued expenses	2,696		2,740
of which: Deferred Contingent Capital Plan	1,983		2,044
of which: other deferred compensation plans	1,823		2,140
of which: net defined benefit pension and post-employment liabilities	775		949
Current and deferred tax liabilities	1,002		935
VAT and other tax payables	431		426
Deferred income	215		153
Other	98		55
Total other non-financial liabilities	9,022	$ 9,443	9,443	$ 14,083
UBS AG
Other Non-Financial Liabilities [Line Items]
Compensation-related liabilities	4,645		5,036
of which: accrued expenses	2,400		2,433
of which: Deferred Contingent Capital Plan	0		0
of which: other deferred compensation plans	1,473		1,655
of which: net defined benefit pension and post-employment liabilities	773		948
Current and deferred tax liabilities	915		866
VAT and other tax payables	403		388
Deferred income	215		153
Other	98		55
Total other non-financial liabilities	$ 6,275	$ 6,499	$ 6,499	$ 11,902